Note 7 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Debt [Table Text Block]
	Borrower(s)	December 31, 2025	June 30, 2026
	Term Loans:
1	Adstone Marine Corp. et al.	$67,247	$53,419
2	Silkstone Marine Corp. et al.	13,108	12,308
3	Andati Marine Corp. et al.	42,992	40,790
4	Archet Marine Corp. et al.	19,195	18,403
5	Costamare Bulkers Ships Inc.	15,013	14,439
	Total long-term debt	$157,555	$139,359
	Less: Deferred financing costs	(1,961)	(1,478)
	Total long-term debt, net	$155,594	$137,881
	Less: Long-term debt current portion	(15,671)	(16,941)
	Add: Deferred financing costs, current portion	676	572
	Total long-term debt, non-current, net	$140,599	$121,512

Schedule of Maturities of Long-Term Debt [Table Text Block]
12-month period ending June 30	Amount
2027	$16,941
2028	14,186
2029	14,186
2030	75,637
2031	9,707
2032 and thereafter	8,702
Total	$139,359

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2026	$1,961
Additions	-
Amortization and write-off	(483)
Balance, June 30, 2026	$1,478
Less: Current portion of financing costs	(572)
Financing costs, non-current portion	$906